Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	28 Months Ended
	Mar. 30, 2022	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000234954
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regents Park Hedged Market Strategy ETF
Without Sales Load [Member] | C000234954
Average Annual Return [Line Items]
Average Annual Return, Percent		11.47%	16.28%	3.25%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		14.77%	22.15%	9.84%
Regents Park Hedged Market Strategy ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		11.86%	16.46%	3.18%